Schedule of Foreign Currency Translation, Exchange Rate Used (Details)	May 31, 2022	Aug. 31, 2021	May 31, 2021	Aug. 31, 2020
Period End [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	0.7910	0.7917	0.8284	0.7674
Average Period [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate	0.7897	0.7885	0.7834	0.7435